Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (23,668,061)	$ (11,321,867)	$ (31,989,922)	$ (17,546,771)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	826,558	667,485	1,376,495	1,290,128
(Gain) Loss on disposal of fixed assets	(24,012)	(8,578)	11,015	13,512
Amortization of intangible assets	121,167	124,071	245,238
Amortization of debt issuance costs		280,798	532,547	205,018
Amortization of right-of-use asset	98,340
Net change in right-of-use assets and liabilities			34,226
Interest income on members loan receivable		(24,547)	(27,123)	(23,745)
Bad debt expense	288,623	262,888	1,078,302	744,863
Gain on debt extinguishment		(545,200)	(545,200)
Prepaid media reserve	1,489,028
Obsolete inventory reserve	821,782
Forgiveness on paycheck protection program loan		(1,669,552)	(1,669,552)
Amortization of stock based compensation			549,510
Stock based compensation expense	711,978
Change in fair value of Private Warrants	(85,310)		(252,800)
Forgiveness of Notes Receivable			1,700,869
Changes in operating assets and liabilities:
Accounts receivable	(1,644,144)	(2,727,652)	(3,299,522)	4,095
Inventory	(258,328)	(1,433,481)	(3,842,948)	(1,252,481)
Prepaid media spend	45,520	(170,632)	(786,886)	(747,662)
Prepaid expenses and other current assets	566,241	(800,209)	(1,703,444)	364,883
Vendor deposits	4,193		30,607	(34,800)
Accounts payable	(540,196)	1,645,302	(741,868)	(152,514)
Accrued liabilities	933,077	278,621	1,059,591	1,349,215
Operating lease payments	(65,083)
Net cash used in operating activities	(20,378,627)	(15,442,553)	(38,240,865)	(15,786,259)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition				(1,511,900)
Cash paid for purchase of equipment	(2,033,174)	(249,048)	(1,435,022)	(1,046,723)
Cash received for sale of equipment	41,000	73,681	66,750	56,192
Net cash used in investing activities	(1,992,174)	(175,367)	(1,368,272)	(2,502,431)
CASH FLOWS FROM FINANCING ACTIVITIES
PIPE capital raise	32,311,187
Exercise of Prefunded Warrants	334
Member contributions				8,738,754
Repurchase of member shares		(99,950)	(99,950)
Post closing adjustment of BCA	(238,089)
Investment from Andina			36,135,517
Borrowings on long-term debt			200,000	2,761,427
Repayments on long-term debt	(4,908,745)	(4,360,359)	(4,472,150)	(1,354,651)
Borrowings on related party debt		9,294,000	13,904,000	200,000
Repayments on related party debt		(7,793,604)	(7,611,366)	(415,000)
Borrowings on short-term debt		19,694,550	14,884,549	4,509,449
Repayments on short-term debt	(2,000,000)		(11,198,740)	(126,260)
Issuance of convertible debt				2,840,000
Debt issuance costs		(507,166)	(507,166)
Borrowings on paycheck protection program loan				1,669,552
Net cash provided by financing activities	25,164,687	16,227,471	41,234,694	18,823,271
Net change in cash and cash equivalents	2,793,886	609,551	1,625,557	534,581
Cash and cash equivalents at beginning of period	2,217,191	591,634	591,634	57,053
Cash and cash equivalents at end of period	5,011,077	1,201,185	2,217,191	591,634
SUPPLEMENTAL INFORMATION:
Cash paid for interest	$ 403,121	$ 1,506,847	2,800,004	2,439,426
NON-CASH INVESTING AND FINANCING ACTIVITY:
Non-cash retirement of Bridge Notes			10,856,964
Right-of-use assets obtained in exchange for operating lease liabilities			937,147
Member subscriptions for convertible note				1,650,000
Assets acquired in Kalahari transaction				5,867,344
Liabilities assumed in Kalahari transaction				(882,438)
Short term debt converted to related party debt				3,001,366
Accrued interest converted to Series 3 Preferred units				1,088,561
Long term debt converted to related party debt				550,000
Related party debt converted to Series 3 Preferred units				3,997,067
Short term debt converted to Series 3 Preferred units				$ 200,000